ISSUANCES OF LIMITED PARTNER UNITS (Detail) - USD ($)		12 Months Ended
	Nov. 19, 2015	Dec. 31, 2017
Limited Partners Capital Account [Line Items]
Proceeds from issuance of common units		$ 0
Distribution units issued		78,342
Cash Distributions paid		$ 24,545,000
American Cemeteries Infrastructure Investors, LLC (ACII)
Limited Partners Capital Account [Line Items]
Cash Distributions paid		$ 700,000
At The Market ATMPrograms | Maximum
Limited Partners Capital Account [Line Items]
Value of shares issuable under market agreement	$ 100,000,000